Servicing - Summary of Mortgage Servicing Rights Capitalized and Amortized (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Mortgage servicing rights:
Mortgage servicing rights, Balance at beginning of year	$ 928	$ 533	$ 585
Mortgage servicing rights, Additions	99	708	141
Mortgage servicing rights, Amortization	(303)	(313)	(193)
Mortgage servicing rights, Balance at end of year	724	928	533
Valuation allowance:
Valuation allowance, Balance at beginning of year	70
Recoveries	(62)
Provisions		70
Valuation allowance, Balance at end of year	8	70
Mortgage servicing assets, net	716	858	533
Fair value of mortgage servicing assets	$ 1,517	$ 1,065	$ 533